Derivative Instruments and Accounting Hedges (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Accounting Hedges
Schedule of Bank's portfolio of derivative instruments

	As of December 31, 2017
	Notional
	amount	Fair value
	contract	Asset	Liability
	MCh$	MCh$	MCh$
Derivatives held for hedging of fair value
Cross currency swap	13,914	—	3,652
Interest rate swap	78,970	277	1,678
Total derivatives held for hedging purposes	92,884	277	5,330
Derivatives held as cash flow hedges
Interest rate swap and cross currency swap	1,148,561	27,572	80,888
Total Derivatives held as cash flow hedges	1,148,561	27,572	80,888

Derivatives held-for-trading purposes
Currency forward	29,451,333	506,614	574,931
Interest rate forward	14,000	―	206
Interest rate swap	55,617,104	243,931	236,954
Cross currency swap	11,281,240	466,192	490,811
Call currency options	153,776	514	472
Put currency options	145,873	2,841	3,403
Total derivatives held-for-trading purposes	96,663,326	1,220,092	1,306,777
Total	97,904,771	1,247,941	1,392,995

	As of December 31, 2018
	Notional
	amount	Fair value
	contract	Asset	Liability
	MCh$	MCh$	MCh$
Derivatives held for hedging of fair value
Cross currency swap	11,132	—	3,012
Interest rate swap	226,954	1,116	3,152
Total derivatives held for hedging purposes	238,086	1,116	6,164
Derivatives held as cash flow hedges
Interest rate swap and cross currency swap	1,137,457	34,298	31,818
Total Derivatives held as cash flow hedges	1,137,457	34,298	31,818

Derivatives held-for-trading purposes
Currency forward	35,690,464	735,444	631,089
Interest rate forward	―	―	―
Interest rate swap	72,330,827	287,611	284,840
Cross currency swap	13,982,890	450,519	569,868
Call currency options	229,175	4,839	2,921
Put currency options	192,553	120	1,534
Total derivatives held-for-trading purposes	122,425,909	1,478,533	1,490,252
Total	123,801,452	1,513,947	1,528,234

Schedule of Details of the Hedged elements and hedge instruments under fair value hedges

	As of December 31,
	2017	2018
	MCh$	MCh$
Notional Amounts
Hedged element
Commercial loans	13,914	11,132
Corporate bonds	78,970	226,954

Hedge instrument
Cross currency swap	13,914	11,132
Interest rate swap	78,970	226,954

Schedule of cash flows of borrowings from banks and bonds issued abroad, the objects of these hedges and the cash flows of the asset part of the derivative

			Over 1 month		Over 3 months		Over 1 year		Over 3 years
			and up to 3		and up to 12		and up to 3		and up to 5
	Up to 1 month		months		months		years		years		Over 5 years		Total
	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Outflows:
Corporate Bond EUR	—	—	—	—	(1,246)	(1,338)	(2,491)	(2,675)	(2,491)	(2,675)	(82,348)	(87,097)	(88,576)	(93,785)
Corporate Bond HKD	—	—	—	—	(11,052)	(66,378)	(68,634)	(21,601)	(19,202)	(83,608)	(298,776)	(263,206)	(397,664)	(434,793)
Corporate Bond CHF	—	—	(986)	(89,256)	(161,529)	(125,993)	(192,519)	(1,450)	(474)	(82,552)	(95,174)	(106,050)	(450,682)	(405,301)
Corporate Bond USD	—	—	—	—	—	(1,476)	—	(2,952)	—	(2,952)	—	(42,060)	—	(49,440)
Obligation USD	(212)	(870)	(235)	(86)	(93,173)	(49,401)	(43,385)	(105,622)	—	—	—	—	(137,005)	(155,979)
Corporate Bond JPY	—	—	(292)	(49,362)	(1,150)	(1,072)	(72,098)	(33,487)	(28,886)	(32,882)	(63,002)	(71,830)	(165,428)	(188,633)

Hedge instrument
Inflows:
Cross Currency Swap EUR	—	—	—	—	1,246	1,338	2,491	2,675	2,491	2,675	82,348	87,097	88,576	93,785
Cross Currency Swap HKD	—	—	—	—	11,052	66,378	68,634	21,601	19,202	83,608	298,776	263,206	397,664	434,793
Cross Currency Swap CHF	—	—	986	89,256	161,529	125,993	192,519	1,450	474	82,552	95,174	106,050	450,682	405,301
Cross Currency Swap USD	—	—	—	—	—	1,476	—	2,952	—	2,952	—	42,060	—	49,440
Cross Currency Swap USD	212	870	235	86	93,173	49,401	43,385	105,622	—	—	—	—	137,005	155,979
Cross Currency Swap JPY	—	—	292	49,362	1,150	1,072	72,098	33,487	28,886	32,882	63,002	71,830	165,428	188,633
Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability

			Over 1 month		Over 3 months		Over 1 year		Over 3 years
			and up to 3		and up to 12		and up to 3		and up to 5
	Up to 1 month		months		months		years		years		Over 5 years		Total
	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Inflows:
Cash flows in CLF	—	—	2,344	144,458	281,377	237,340	414,764	173,263	59,737	195,590	555,461	542,523	1,313,683	1,293,174

Hedge instrument
Outflows:
Cross Currency Swap HKD	—	—	—	—	(9,404)	(59,667)	(66,188)	(16,835)	(16,365)	(68,362)	(285,066)	(233,286)	(377,023)	(378,150)
Cross Currency Swap JPY	—	—	(1,061)	(50,247)	(3,372)	(2,740)	(85,598)	(37,432)	(35,063)	(35,213)	(77,895)	(78,611)	(202,989)	(204,243)
Cross Currency Swap USD	—	—	—	—	(111,077)	(47,797)	(44,840)	(107,893)	—	(1,243)	—	(36,888)	(155,917)	(193,821)
Cross Currency Swap CHF	—	—	(1,283)	(94,211)	(155,767)	(125,325)	(214,620)	(7,482)	(4,793)	(87,164)	(107,870)	(108,488)	(484,333)	(422,670)
Cross Currency Swap EUR	—	—	—	—	(1,757)	(1,811)	(3,518)	(3,621)	(3,516)	(3,608)	(84,630)	(85,250)	(93,421)	(94,290)
Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—